March 5, 2014

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Advantage Funds, Inc.
            1933 Act File No.:  33-51061
            1940 Act File No.:  811-07123
            CIK No.:  00000914775

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Dynamic Total Return Fund, Dreyfus Global Absolute Return Fund, Dreyfus Global Real Return Fund, Dreyfus Global Dynamic Bond Fund and Dreyfus Total Emerging Markets Fund prospectuses that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 116 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 28, 2014.

Please address any comments or questions to my attention at 212-922-6838.

Sincerely,

/s/Loretta Johnston
Loretta Johnston
Supervisory Paralegal